Related Parties - Summary of Ownership Interest of Subsidiaries (Detail)	Dec. 31, 2018	Dec. 31, 2017
Gibraltar Mines Ltd [member]
Disclosure of subsidiaries [line items]
Ownership interest of subsidiaries	100.00%	100.00%
Curis Resources Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership interest of subsidiaries	100.00%	100.00%
Curis Holdings (Canada) Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership interest of subsidiaries	100.00%	100.00%
Florence Copper Inc [member]
Disclosure of subsidiaries [line items]
Ownership interest of subsidiaries	100.00%	100.00%
Aley Corporation [member]
Disclosure of subsidiaries [line items]
Ownership interest of subsidiaries	100.00%	100.00%
672520 BC Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership interest of subsidiaries	100.00%	100.00%